Other Current Liabilities - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Other Liabilities Disclosure [Abstract]
Payments for working capital liability	$ 2.8
Working capital, contract refund	3.9
Working capital, accounts receivable adjustment	$ 1.0